Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 29, 2011	Oct. 01, 2011 Merchant services Year	Dec. 31, 2011 Merchant services	Dec. 31, 2010 Merchant services	Dec. 31, 2009 Merchant services	May 02, 2011 TermNet Year Entity	Dec. 31, 2011 TermNet	Mar. 31, 2010 TSYS Merchant Solutions Year	Dec. 31, 2011 TSYS Merchant Solutions	Dec. 31, 2010 TSYS Merchant Solutions	Apr. 30, 2010 TSYS Merchant Solutions	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interests	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interests Minimum	Mar. 31, 2010 TSYS Merchant Solutions Noncontrolling Interests Maximum	Dec. 31, 2011 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC	Mar. 31, 2010 FNMS Holding, LLC First National Merchant Solutions, LLC	Mar. 31, 2010 FNMS Holding, LLC First National Bank of Omaha
Business Acquisition [Line Items]
Business acquisition, cash paid									$ 42,000,000		$ 150,450,000
Business acquisitions, number of merchants of business acquired									18,000
Business acquisition, goodwill									28,918,000
Business acquisition, fair value of accounts receivable									10,300,000
Business acquisition, gross amount of accounts receivable									10,400,000
Business acquisition, expected uncollectible amount of accounts receivable									100,000
Business acquisition, funds placed in escrow									8,400,000
Business acquisition, escrowed consideration period									18 months
Fair value of acquired identifiable intangible assets											100,800,000
Acquired intangible assets estimated useful life, minimum									2		3
Acquired intangible assets estimated useful life, maximum									10		10
Business acquisition, acquired intangible assets									11,740,000					80,500,000
Assumption used in fair value measurement, discount rate low range											4.00%				12.00%
Assumption used in fair vlaue, measurement, discount rate									14.00%
Assumption used in fair value measurement, discount rate high range											14.00%				14.00%
Assumption used in fair value measurement, royalty rate low range									3.00%		1.50%
Assumption used in fair value measurement, royalty rate high range									10.00%		7.00%
Assumption used in fair value measurement,, attrition rate low range											10.00%
Assumption used in fair vlaue, measurement, attrition rate									20.00%
Assumption used in fair value measurement, attrition rate high range											30.00%
Assumption used in fair value measurement, effective tax rate									36.00%		36.00%				36.00%
Assumption used in fair vlaue measurement, terminal value, long-term sustainable growth rate									3.00%							3.00%	5.00%
Business acquisition, transaction costs										192,000
Business acquisition, percentage of ownership													49.00%	51.00%					51.00%
Percentage of ownership interests				53.00%																100.00%	49.00%
Business acquisition, cost of acquired entity, purchase price													174,100,000	150,500,000					150,500,000
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount														155,500,000				155,500,000
Revenues	1,808,966,000	1,717,577,000	1,677,483,000			487,400,000	457,800,000	325,600,000				32,700,000	97,700,000
Net income	222,662,000	205,621,000	219,176,000									4,200,000	12,700,000
Business acquisition, acquired intangible assets					2,600,000
Acquired intangible assets, Weighted Average Useful Lives					5
Payment of contingent merger consideration in connection with the purchase of Infonox	$ 6,000,000